Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) before taxes
in	2022	2021	2020
Net revenues (CHF million)
Wealth Management	4,952	7,031	7,081
Investment Bank	4,607	9,908	10,153
Swiss Bank	4,093	4,316	4,212
Asset Management	1,294	1,508	1,140
Corporate Center	(25)	(67)	(197)
Net revenues	14,921	22,696	22,389
Income/(loss) before taxes (CHF million)
Wealth Management	(631)	2,307	2,053
Investment Bank	(3,116)	(3,473)	1,910
Swiss Bank	1,545	1,918	1,468
Asset Management	146	362	28
Corporate Center	(1,202)	(1,714)	(1,992)
Income/(loss) before taxes	(3,258)	(600)	3,467
Total assets
end of	2022	2021
Total assets (CHF million)
Wealth Management	150,411	201,326
Investment Bank	146,846	274,112
Swiss Bank	197,059	221,478
Asset Management	3,373	3,603
Corporate Center	33,669	55,314
Total assets	531,358	755,833

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) before taxes by geographical location
in	2022	2021	2020
Net revenues (CHF million)
Switzerland	5,436	7,285	7,719
EMEA	1,763	3,524	3,885
Americas	6,054	8,827	7,614
Asia Pacific	1,668	3,060	3,171
Net revenues	14,921	22,696	22,389
Income/(loss) before taxes (CHF million)
Switzerland	(988)	257	1,770
EMEA	(1,645)	(4,929)	(124)
Americas	664	3,781	1,577
Asia Pacific	(1,289)	291	244
Income/(loss) before taxes	(3,258)	(600)	3,467
The designation of net revenues and income/(loss) before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.
Total assets by geographical location
end of	2022	2021
Total assets (CHF million)
Switzerland	202,341	256,261
EMEA	94,425	163,659
Americas	181,221	249,656
Asia Pacific	53,371	86,257
Total assets	531,358	755,833
The designation of total assets by region is based upon customer domicile.

Bank
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) before taxes
in	2022	2021	2020
Net revenues (CHF million)
Wealth Management	4,952	7,031	7,081
Investment Bank	4,607	9,908	10,153
Swiss Bank	4,093	4,316	4,212
Asset Management	1,294	1,508	1,140
Adjustments [1]	267	279	(83)
Net revenues	15,213	23,042	22,503
Income/(loss) before taxes (CHF million)
Wealth Management	(631)	2,307	2,053
Investment Bank	(3,116)	(3,473)	1,910
Swiss Bank	1,545	1,918	1,468
Asset Management	146	362	28
Adjustments [1]	(1,275)	(1,205)	(2,248)
Income/(loss) before taxes	(3,331)	(91)	3,211
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain revenues and expenses that were not allocated to the segments, including such items relating to the Asset Resolution Unit.

Total assets
end of	2022	2021
Total assets (CHF million)
Wealth Management	150,411	201,326
Investment Bank	146,846	274,112
Swiss Bank	197,059	221,478
Asset Management	3,373	3,603
Adjustments [1]	32,350	58,695
Total assets	530,039	759,214
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain revenues and expenses that were not allocated to the segments, including such items relating to the Asset Resolution Unit.

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) before taxes by geographical location
in	2022	2021	2020
Net revenues (CHF million)
Switzerland	7,154	8,382	8,659
EMEA	523	2,916	3,162
Americas	6,134	8,896	7,765
Asia Pacific	1,402	2,848	2,917
Net revenues	15,213	23,042	22,503
Income/(loss) before taxes (CHF million)
Switzerland	543	1,659	2,477
EMEA	(2,907)	(5,554)	(847)
Americas	374	3,574	1,419
Asia Pacific	(1,341)	230	162
Income/(loss) before taxes	(3,331)	(91)	3,211
The designation of net revenues and income/(loss) before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.
Total assets by geographical location
end of	2022	2021
Total assets (CHF million)
Switzerland	201,752	259,874
EMEA	93,767	163,539
Americas	181,228	249,680
Asia Pacific	53,292	86,121
Total assets	530,039	759,214
The designation of total assets by region is based upon customer domicile.